Share-Based Compensation Plans And Other Incentive Plans	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation Plans and Other Incentive Plans
Share-Based Compensation Plans and Other Incentive Plans
Stock Options, Stock Appreciation Rights and Employee Stock Purchase Plan
The Company grants options to acquire shares of common stock to certain employees and to existing option holders of acquired companies in connection with the merging of option plans following an acquisition. Each option granted and stock appreciation right has an exercise price of no less than 100% of the fair market value of the common stock on the date of the grant. The awards have a contractual life of five to fifteen years and vest over two to four years. Stock options and stock appreciation rights assumed or replaced with comparable stock options or stock appreciation rights in conjunction with a change in control of the Company only become exercisable if the holder is also involuntarily terminated (for a reason other than cause) or quits for good reason within 24 months of a change in control.
The employee stock purchase plan allows eligible participants to purchase shares of the Company’s common stock through payroll deductions of up to 20% of eligible compensation on an after-tax basis. Plan participants cannot purchase more than $25,000 of stock in any calendar year. The price an employee pays per share is 85% of the lower of the fair market value of the Company’s stock on the close of the first trading day or last trading day of the purchase period. The plan has two purchase periods, the first from October 1 through March 31 and the second from April 1 through September 30. For the years ended December 31, 2013, 2012 and 2011, employees purchased 1.5 million, 1.4 million and 2.2 million shares, respectively, at purchase prices of $43.02 and $50.47, $34.52 and $42.96, and $30.56 and $35.61, respectively.
The Company calculates the value of each employee stock option, estimated on the date of grant, using the Black-Scholes option pricing model. The weighted-average estimated fair value of employee stock options granted during 2013, 2012 and 2011 was $9.52, $9.60 and $13.25, respectively, using the following weighted-average assumptions:

	2013	2012	2011
Expected volatility	22.1%	24.0%	28.8%
Risk-free interest rate	0.9%	0.8%	2.1%
Dividend yield	2.4%	2.2%	0.0%
Expected life (years)	5.9	6.1	6.0

The Company uses the implied volatility for traded options on the Company’s stock as the expected volatility assumption required in the Black-Scholes model. The selection of the implied volatility approach was based upon the availability of actively traded options on the Company’s stock and the Company’s assessment that implied volatility is more representative of future stock price trends than historical volatility.
The risk-free interest rate assumption is based upon the average daily closing rates during the year for U.S. Treasury notes that have a life which approximates the expected life of the option. The dividend yield assumption is based on the Company’s future expectation of dividend payouts. The expected life of employee stock options represents the average of the contractual term of the options and the weighted-average vesting period for all option tranches.
The Company has applied forfeiture rates, estimated based on historical data, of 10%-50% to the option fair values calculated by the Black-Scholes option pricing model. These estimated forfeiture rates are applied to grants based on their remaining vesting term and may be revised in subsequent periods if actual forfeitures differ from these estimates.
Stock option activity was as follows (in thousands, except exercise price and employee data):

	2013		2012		2011
Years ended December 31	Shares Subject to Options	Wtd. Avg. Exercise Price	Shares Subject to Options	Wtd. Avg. Exercise Price	Shares Subject to Options	Wtd. Avg. Exercise Price
Options outstanding at January 1	13,132	$70	15,729	$63	19,614	$81
Options granted	1,652	57	1,286	51	3,155	39
Options exercised	(2,950)	31	(2,831)	29	(4,475)	27
Adjustments to options outstanding to reflect Mobility spin-off	—	—	—	—	7,756	39
Options terminated, cancelled or expired	(897)	65	(1,052)	60	(10,321)	59
Options outstanding at December 31	10,937	79	13,132	70	15,729	63
Options exercisable at December 31	7,628	91	9,242	81	11,184	74
Approx. number of employees granted options	123		115		270
At December 31, 2013, the Company had $23 million of total unrecognized compensation expense, including unrecognized compensation expense for awards to employees of the Enterprise business, net of estimated forfeitures, related to stock option plans and the employee stock purchase plan that will be recognized over the weighted average period of approximately two years. Cash received from stock option exercises and the employee stock purchase plan was $165 million, $133 million and $192 million for the years ended December 31, 2013, 2012 and 2011, respectively. The total intrinsic value of options exercised during the years ended December 31, 2013, 2012 and 2011 was $85 million, $59 million and $73 million, respectively. The aggregate intrinsic value for options outstanding and exercisable as of December 31, 2013 was $170 million and $116 million, respectively, based on a December 31, 2013 stock price of $67.50 per share.
The following table summarizes information about stock options outstanding and exercisable at December 31, 2013 (in thousands, except exercise price and years):

	Options Outstanding			Options Exercisable
Exercise price range	No. of options	Wtd. avg. Exercise Price	Wtd. avg. contractual life (in yrs.)	No. of options	Wtd. avg. Exercise Price
Under $30	1,416	$27	6	1,416	$27
$30-$40	2,515	39	6	1,828	39
$41-$50	401	45	7	188	45
$51-$60	2,467	54	9	173	52
$61-$70	783	67	2	668	67
$71-$80	219	74	3	219	74
$81 and over	3,136	161	1	3,136	161
	10,937			7,628

As of December 31, 2013, the weighted average contractual life for options outstanding and exercisable was five and four years, respectively.
Restricted Stock and Restricted Stock Units
Restricted stock (“RS”) and restricted stock unit (“RSU”) grants consist of shares or the rights to shares of the Company’s common stock which are awarded to employees and non-employee directors. The grants are restricted such that they are subject to substantial risk of forfeiture and to restrictions on their sale or other transfer by the employee. Shares of RS and RSUs assumed or replaced with comparable shares of RS or RSUs in conjunction with a change in control will only have the restrictions lapse if the holder is also involuntarily terminated (for a reason other than cause) or quits for good reason within 24 months of a change in control.
Restricted stock and restricted stock unit activity was as follows (in thousands, except fair value and employee data):

	2013		2012		2011
Years ended December 31	RS and RSU	Wtd. Avg. Grant Date Fair Value	RS and RSU	Wtd Avg. Grant Date Fair Value	RS and RSU	Wtd Avg. Grant Date Fair Value
RS and RSU outstanding at January 1	6,299	$41	8,990	$40	9,559	$51
Granted	1,558	54	1,657	49	5,150	44
Adjustments to RSUs outstanding to reflect Mobility spin-off	—	—	—	—	3,638	20
Vested	(3,610)	38	(3,845)	41	(3,230)	31
Terminated, canceled or expired	(519)	45	(503)	33	(6,127)	44
RS and RSU outstanding at December 31	3,728	49	6,299	41	8,990	40
Approx. number of employees granted RSUs	2,295		2,355		12,351

At December 31, 2013, the Company had unrecognized compensation expense related to RS and RSUs of $107 million, including unrecognized compensation expense for awards to employees of the Enterprise business, net of estimated forfeitures, expected to be recognized over the weighted average period of approximately two years. The total fair value of RS and RSU shares vested during the years ended December 31, 2013, 2012 and 2011 was $138 million, $144 million and $146 million, respectively. The aggregate fair value of outstanding RS and RSUs as of December 31, 2013 was $252 million. Pursuant to the completion of the distribution of Motorola Mobility on January 4, 2011, approximately 3.8 million unvested RSUs held by the employees of Motorola Mobility were cancelled. Upon the completed divestiture of the Networks business on April 29, 2011, approximately 1.4 million unvested RSUs were cancelled.
Total Share-Based Compensation Expense
Compensation expense for the Company’s employee stock options, stock appreciation rights, employee stock purchase plans, RS and RSUs was as follows:

Years ended December 31	2013	2012	2011
Share-based compensation expense included in:
Costs of sales	$16	$20	$15
Selling, general and administrative expenses	73	88	90
Research and development expenditures	31	38	29
Share-based compensation expense included in Operating earnings	120	146	134
Tax benefit	37	49	37
Share-based compensation expense, net of tax	$83	$97	$97
Decrease in basic earnings per share	$(0.31)	$(0.33)	$(0.29)
Decrease in diluted earnings per share	$(0.31)	$(0.33)	$(0.29)
Share-based compensation expense in discontinued operations	$33	$38	$47

At December 31, 2013 and 2012, 20.4 million shares and 22.2 million shares, respectively, were available for future share-based award grants under the current share-based compensation plan, covering all equity awards to employees and non-employee directors.
Motorola Solutions Incentive Plans
The Company's incentive plans provide eligible employees with an annual payment, calculated as a percentage of an employee’s eligible earnings, in the year after the close of the current calendar year if specified business goals and individual performance targets are met. The expense for awards under these incentive plans for the years ended December 31, 2013, 2012 and 2011 was $87 million, $145 million and $146 million, respectively.
Long-Range Incentive Plan
The Long-Range Incentive Plan (“LRIP”) rewards participating elected officers for the Company’s achievement of specified business goals during the period, based on a single performance objective measured over a three year period. The expense for LRIP for the years ended December 31, 2013, 2012 and 2011 was $4 million, $9 million and $2 million, respectively.